Note 12 - Related party transactions (Details Narrative) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2008
Related Party Transactions [Abstract]
Advance from Director	$ 23,050
Due to Director	58,179	35,129
Interest rate			5.00%
Accrued interest	3,378	822
Accrued management fees	96,000	96,000
Number of directors	2
Due and payable, Walchuk	325,000
Due and payable, Soursos	72,000
Service fees accrued	10,882	34,798
Payable, company controlled by former director	$ 77,415